Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ — 91.92%
Angola — 0.72%
Azule Energy Finance 144A 8.125% 1/23/30 #	725,000	$ 699,045
		699,045
Argentina — 4.41%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	560,048
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	795,555
Tecpetrol 144A 7.625% 1/22/33 #	725,000	727,538
Telecom Argentina 144A 9.50% 7/18/31 #	740,000	776,630
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	570,000	590,018
YPF 144A 9.50% 1/17/31 #	790,000	815,481
		4,265,270
Australia — 0.72%
AngloGold Ashanti Holdings 6.50% 4/15/40	690,000	698,553
		698,553
Brazil — 7.80%
3R Lux 144A 9.75% 2/5/31 #	490,000	481,271
Braskem Netherlands Finance 144A 8.00% 10/15/34 #	590,000	526,870
CSN Resources 144A 8.875% 12/5/30 #	530,000	507,818
Guara Norte 144A 5.198% 6/15/34 #	782,677	725,731
LD Celulose International 144A 7.95% 1/26/32 #	1,025,000	1,053,700
Movida Europe 144A 7.85% 4/11/29 #	580,000	511,377
MV24 Capital 144A 6.748% 6/1/34 #	688,171	656,489
Nexa Resources 144A 6.60% 4/8/37 #	735,000	725,893
Raizen Fuels Finance 144A 6.95% 3/5/54 #	960,000	908,346
Sitios Latinoamerica 144A 6.00% 11/25/29 #	665,000	668,890
Usiminas International 144A 7.50% 1/27/32 #	775,000	775,969
		7,542,354
Chile — 6.89%
AES Andes
144A 6.25% 3/14/32 #	775,000	775,818
144A 8.15% 6/10/55 #, μ	565,000	576,864
ATP Tower Holdings 144A 7.875% 2/3/30 #	895,000	894,634
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	674,135
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	711,450	734,928
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	654,928	651,490
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	691,260
GNL Quintero 144A 4.634% 7/31/29 #	738,792	729,470
Latam Airlines Group 144A 7.875% 4/15/30 #	950,000	931,000
		6,659,599
NQ- 227 [0425] 0625 (4550261)    1

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China — 1.97%
Alibaba Group Holding
2.70% 2/9/41	445,000	$ 302,866
144A 5.25% 5/26/35 #	575,000	572,460
Meituan 144A 4.625% 10/2/29 #	765,000	761,143
Sunac China Holdings
144A 6.00% 9/30/25 #, ‡	1,299,603	159,201
144A 6.25% 9/30/26 #, ‡	755,067	103,822
		1,899,492
Colombia — 2.04%
Canacol Energy 144A 5.75% 11/24/28 #	350,000	162,775
Ecopetrol 5.875% 11/2/51	825,000	527,518
Geopark 144A 8.75% 1/31/30 #	880,000	761,704
Grupo Aval 144A 4.375% 2/4/30 #	585,000	515,272
		1,967,269
Dominican Republic — 0.62%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	585,000	594,688
		594,688
Georgia — 2.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	603,109
Silknet JSC 144A 8.375% 1/31/27 #	655,000	663,477
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	710,000	696,943
		1,963,529
Guatemala — 1.04%
CT Trust 144A 5.125% 2/3/32 #	550,000	501,090
Millicom International Cellular 144A 7.375% 4/2/32 #	499,000	505,437
		1,006,527
Hong Kong — 2.53%
AIA Group 144A 5.375% 4/5/34 #	510,000	514,983
Celestial Dynasty 6.375% 8/22/28 ■	735,000	702,172
Standard Chartered
144A 6.301% 1/9/29 #, μ	640,000	664,908
144A 7.625% 1/16/32 #, μ, ψ	575,000	567,003
		2,449,066
India — 3.94%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	459,177
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	477,151
Axis Bank 4.10% 9/8/26 μ, ψ, ■	646,000	620,234
Biocon Biologics Global 144A 6.67% 10/9/29 #	555,000	500,533
2    NQ- 227 [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	$ 1,067
ICICI Bank 144A 4.00% 3/18/26 #	489,000	486,549
JSW Hydro Energy 144A 4.125% 5/18/31 #	593,688	529,669
Reliance Industries 144A 2.875% 1/12/32 #	840,000	732,873
		3,807,253
Indonesia — 5.33%
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,465,000	1,461,351
Freeport Indonesia 144A 5.315% 4/14/32 #	595,000	588,247
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	680,000	547,152
Medco Maple Tree 144A 8.96% 4/27/29 #	760,000	781,849
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 4.00% 6/30/50 #	695,000	481,971
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	651,618	634,103
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	655,751	656,424
		5,151,097
Israel — 1.66%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	667,121
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	350,217
6.75% 3/1/28	575,000	589,396
		1,606,734
Jamaica — 0.75%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	730,000	722,291
		722,291
Kazakhstan — 1.15%
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	705,000	691,429
KazMunayGas National 144A 5.375% 4/24/30 #	430,000	420,910
		1,112,339
Kuwait — 1.48%
Burgan Bank 2.75% 12/15/31 μ, ■	650,000	613,845
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	383,543
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ	440,000	436,700
		1,434,088
Macao — 1.73%
Melco Resorts Finance 144A 7.625% 4/17/32 #	765,000	739,194
NQ- 227 [0425] 0625 (4550261)    3

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Sands China
3.25% 8/8/31	565,000	$ 482,347
4.375% 6/18/30	490,000	454,338
		1,675,879
Malaysia — 1.54%
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	710,000	700,509
Petronas Capital 144A 5.848% 4/3/55 #	795,000	791,431
		1,491,940
Mexico — 7.22%
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	460,000	449,939
144A 7.625% 1/10/28 #, μ, ψ	465,000	460,512
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	360,000	346,726
144A 8.125% 1/8/39 #, μ	525,000	535,432
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	633,028
El Puerto de Liverpool 144A 6.658% 1/22/37 #	905,000	913,399
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/30 #, >	600,950	580,518
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	745,688	741,027
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	643,979	632,507
Saavi Energia 144A 8.875% 2/10/35 #	640,000	644,000
Trust Fibra Uno
144A 4.869% 1/15/30 #	675,000	626,258
144A 7.375% 2/13/34 #	425,000	421,266
		6,984,612
Morocco — 0.91%
OCP
144A 5.125% 6/23/51 #	545,000	400,914
144A 7.50% 5/2/54 #	490,000	482,650
		883,564
Nigeria — 3.67%
Access Bank 144A 6.125% 9/21/26 #	615,000	593,178
Africa Finance 144A 5.55% 10/8/29 #	745,000	737,875
IHS Holding 144A 8.25% 11/29/31 #	1,545,000	1,491,620
SEPLAT Energy 144A 9.125% 3/21/30 #	765,000	729,600
		3,552,273
4    NQ- 227 [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Oman — 0.60%
Oryx Funding 144A 5.80% 2/3/31 #	580,000	$ 581,549
		581,549
Panama — 0.71%
Sable International Finance 144A 7.125% 10/15/32 #	695,000	683,946
		683,946
Peru — 2.57%
Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ	1,055,000	1,015,045
Cia de Minas Buenaventura 144A 6.80% 2/4/32 #	900,000	895,509
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	576,294
		2,486,848
Philippines — 1.25%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	636,400
Metropolitan Bank & Trust 5.375% 3/6/29 ■	560,000	571,475
		1,207,875
Poland — 0.93%
ORLEN 144A 6.00% 1/30/35 #	890,000	900,777
		900,777
Qatar — 0.66%
Ooredoo International Finance 144A 4.625% 10/10/34 #	645,000	633,746
		633,746
Saudi Arabia — 3.56%
Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	770,000	778,181
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	399,143
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	630,000	646,996
Ma'aden Sukuk 144A 5.25% 2/13/30 #	890,000	904,993
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	246,297
144A 5.75% 7/17/54 #	500,000	468,250
		3,443,860
Serbia — 0.91%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	875,319
		875,319
Singapore — 0.73%
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	712,000	704,531
		704,531
NQ- 227 [0425] 0625 (4550261)    5

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
South Africa — 2.08%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	$ 736,176
Prosus 144A 3.061% 7/13/31 #	740,000	639,115
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	635,758
		2,011,049
South Korea — 3.00%
Hyundai Capital Services 144A 5.25% 1/22/28 #	695,000	706,204
Kookmin Bank 144A 2.50% 11/4/30 #	705,000	624,466
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	706,818
Shinhan Bank 144A 5.75% 4/15/34 #	480,000	490,369
Shinhan Financial Group 144A 5.00% 7/24/28 #	365,000	371,535
		2,899,392
Taiwan — 1.44%
TSMC Arizona 2.50% 10/25/31	1,100,000	977,532
TSMC Global 144A 2.25% 4/23/31 #	470,000	414,835
		1,392,367
Tanzania — 0.67%
HTA Group 144A 7.50% 6/4/29 #	640,000	643,234
		643,234
Thailand — 1.46%
Bangkok Bank
144A 3.466% 9/23/36 #, μ	665,000	585,718
144A 5.00% 9/23/25 #, μ, ψ	480,000	476,389
PTTEP Treasury Center 144A 2.587% 6/10/27 #	360,000	346,119
		1,408,226
Türkiye — 5.80%
Akbank TAS
6.80% 6/22/31 μ, ■	470,000	463,913
144A 7.498% 1/20/30 #	425,000	426,036
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	637,191
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	605,000	622,716
QNB Bank 10.75% 11/15/33 μ, ■	600,000	653,543
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	750,000	769,912
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	660,000	663,556
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	635,000	633,738
Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ	735,000	734,774
		5,605,379
6    NQ- 227 [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ukraine — 0.69%
MHP Lux 144A 6.95% 4/3/26 #	720,000	$ 668,700
		668,700
United Arab Emirates — 3.42%
DP World Crescent 5.50% 5/8/35	975,000	965,192
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	609,517
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	943,552	832,191
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	435,000	448,142
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	553,344	455,633
		3,310,675
Vietnam — 0.46%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	457,471	439,785
		439,785
Zambia — 0.83%
First Quantum Minerals
144A 8.00% 3/1/33 #	260,000	257,563
144A 9.375% 3/1/29 #	515,000	540,854
		798,417
Total Corporate Bonds (cost $90,064,166)		88,863,137

Sovereign BondsΔ — 0.99%
Hungary — 0.41%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	391,098
		391,098
Poland — 0.58%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	564,252
		564,252
Total Sovereign Bonds (cost $937,125)		955,350

Supranational Banks — 0.72%
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	699,530
Total Supranational Banks (cost $709,925)		699,530
NQ- 227 [0425] 0625 (4550261)    7

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Number of shares	Value (US $)
Common StockΔ — 0.54%
Mexico — 0.54%
Grupo Aeromexico =, †	29,657	$ 523,000
Total Common Stock (cost $269,980)		523,000

Short-Term Investments — 5.48%
Money Market Mutual Funds — 5.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,324,053	1,324,053
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	1,324,052	1,324,052
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	1,324,052	1,324,052
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	1,324,052	1,324,052
Total Short-Term Investments (cost $5,296,209)		5,296,209
Total Value of Securities—99.65% (cost $97,277,405)		96,337,226
Receivables and Other Assets Net of Liabilities — 0.35%		340,243
Net Assets Applicable to 12,757,952 Shares Outstanding — 100.00%	$96,677,469
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $77,434,856, which represents 80.10% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
>	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
8    NQ- 227 [0425] 0625 (4550261)

†	Non-income producing security.
The following swap contracts were outstanding at April 30, 2025:
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(10,213)	$2,985	$(13,198)
The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
NQ- 227 [0425] 0625 (4550261)    9

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
Summary of abbreviations: (continued)
USD – US Dollar
10    NQ- 227 [0425] 0625 (4550261)